Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	12. Earnings per share

Accounting policy
Headline earnings is presented as an additional earnings number allowed by IAS 33 Earnings per Share (IAS 33) and is calculated based on the requirements set out in SAICA Circular 1/2023. Earnings, as determined in IAS 33, is the starting point and certain remeasurements net of related tax (current and deferred) and NCI are excluded. A remeasurement is an amount recognised in profit or loss relating to any change (whether realised or unrealised) in the carrying amount of an asset or liability that arose after the initial recognition of such asset or liability.

12.1 Basic earnings per share
Basic earnings per share (EPS) is calculated by dividing the profit or loss attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2025	2024	2023
Weighted average number of shares
Ordinary shares in issue (’000)	2,830,567	2,830,567	2,830,567
Adjustment for weighting of ordinary shares in issue (’000)	—	—	(39)
Weighted average number of shares (’000)	2,830,567	2,830,567	2,830,528
Loss attributable to owners of Sibanye-Stillwater (SA rand million)	(5,171)	(7,297)	(37,772)
Basic EPS (cents)	(183)	(258)	(1,334)
12.2 Diluted earnings per share
Diluted EPS is calculated by dividing the profit attributable to owners of Sibanye-Stillwater by the diluted number of ordinary shares in issue during the year.
Dilutive shares are the number of potentially dilutive ordinary shares that could be issued. The vesting of equity-settled share options issued by DRDGOLD and the assumed conversion of the US$ Convertible Bond could potentially dilute basic earnings per share in future through the dilution of earnings attributable to the Group and the increase in ordinary shares in issue, respectively. However, these instruments were anti-dilutive for all years presented.

	2025	2024	2023
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,830,567	2,830,567	2,830,528
Potential ordinary shares (’000)1	—	—	39
Diluted weighted average number of shares (’000)	2,830,567	2,830,567	2,830,567
Diluted basic EPS (cents)	(183)	(258)	(1,334)
1This related to a historical equity-settled share-based payment scheme of which the last awards vested in Q1 2023
12.3 Headline earnings per share
Headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.
Reconciliation of profit attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million – SA rand unless otherwise stated	Notes	Gross	Net of tax and NCI
2025
Loss attributable to owners of Sibanye-Stillwater			(5,171)
Loss on disposal of property, plant and equipment		14	12
Impairments and reversal of impairments	10	14,007	11,730
Impairment recognised by equity-accounted investee, net of tax		461	461
Compensation for losses incurred		(142)	(122)
Gain on assets held for sale		(16)	(15)
Foreign exchange movement recycled through profit or loss		17	17
Headline earnings			6,912
Weighted average number of shares (’000)			2,830,567
Headline EPS (cents)			244
2024
Loss attributable to owners of Sibanye-Stillwater			(7,297)
Gain on disposal of property, plant and equipment		(55)	(38)
Impairments and reversal of impairments	10	9,173	9,098
Impairment recognised by equity-accounted investee, net of tax		19	19
Compensation for losses incurred		(26)	(20)
Foreign exchange movement recycled through profit or loss		55	55
Re-measurement items, attributable to NCI			—
Headline earnings			1,817
Weighted average number of shares (’000)			2,830,567
Headline EPS (cents)			64
2023
Loss attributable to owners of Sibanye-Stillwater			(37,772)
Gain on disposal of property, plant and equipment		(105)	(79)
Impairments and reversal of impairments	10	47,454	41,106
Gain on acquisition		(898)	(898)
Gain on remeasurement of previous interest in Kroondal		(298)	(298)
Impairment recognised by equity-accounted investee, net of tax	10	1,384	1,384
Foreign exchange movement recycled through profit or loss		(1,663)	(1,663)
Re-measurement items, attributable to NCI			4
Headline earnings			1,784
Weighted average number of shares (’000)			2,830,528
Headline EPS (cents)			63
12.4 Diluted headline earnings per share
Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year. The assumed conversion of the US$ Convertible Bond was dilutive in respect of headline earnings per share for the year ended 31 December 2025, however the convertible bonds were anti-dilutive for all other years presented.

Figures in million – SA rand unless otherwise stated	2025	2024	2023
Headline earnings	6,912	1,817	1,784
Adjusted for impact of the US$ Convertible bond:	613	—	—
Interest charge and unwinding of amortised cost	698	—	—
Tax effect	(85)	—	—
Diluted headline earnings	7,525	1,817	1,784

Adjusted weighted average number of shares ('000)	2,830,567	2,830,567	2,830,567
Potential ordinary shares - US$ Convertible bond ('000)	374,056	—	—
Diluted ordinary shares - US$ Convertible bond ('000)	3,204,623	2,830,567	2,830,567
Diluted headline EPS (cents)	235	64	63